Tax Receivable Agreement (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Oct. 06, 2023
Tax Receivable Agreement (Details) [Line Items]
Price per share			$ 12
Common units (in Dollars)	$ 2.0
Class A Common Stock [Member]
Tax Receivable Agreement (Details) [Line Items]
Price per share			$ 0.0001
Excess stock shares issued (in Shares)	2,000,000	0.580454
Class B Common Stock [Member]
Tax Receivable Agreement (Details) [Line Items]
Price per share	$ 0.0001